Regulatory Capital	12 Months Ended
Dec. 31, 2015
Regulatory Capital
Regulatory Capital

(17) Regulatory Capital

As broker‑dealers registered with the SEC, Trading is, and through January 9, 2015 DE Route was, subject to the SEC’s Uniform Net Capital rule (Rule 15c3‑1), which requires the maintenance of minimum net capital, as defined. The SEC’s requirement also provides that equity capital may not be withdrawn or a cash dividend paid if certain minimum net capital requirements are not met. Trading and DE Route compute the net capital requirements under the basic method provided for in Rule 15c3‑1.

As of December 31, 2015 and 2014, Trading is required to maintain net capital equal to the greater of 6.67% of aggregate indebtedness items, as defined, or $0.1 million. At December 31, 2015 and 2014, Trading had net capital of $2.3 million and $7.9 million, respectively, which was $1.8 million and $7.7 million, respectively, in excess of its required net capital of $0.5 million and $0.2 million, respectively.

As of December 31, 2014, DE Route was required to maintain net capital equal to the greater of 6.67% of aggregate indebtedness items, as defined, or $0.1 million. At December 31, 2014, DE Route had net capital of $4.8 million, which was $4.6 million in excess of its required net capital of $0.2 million for the year.

As entities regulated by the Financial Conduct Authority (FCA), BTL and Chi‑X Europe are both subject to the Capital Resources Requirement (CRR). As a RIE, BTL computes its CRR in accordance with its Financial Risk Assessment, as agreed by the FCA. This CRR was $17.2 million at December 31, 2015 and $16.7 million at December 31, 2014. At December 31, 2015 and 2014, BTL had capital in excess of its required CRR of $15.0 million and $19.8 million, respectively.

As a Banks, Investment firms, PRUdential (BIPRU) 50k firm as defined by the Markets in Financial Instruments Directive of the FCA, Chi‑X Europe computes its CRR as the greater of the base requirement of $0.1 million at December 31, 2015 and December 31, 2014, or the summation of the credit risk, market risk and fixed overheads requirements, as defined. At December 31, 2015 and 2014, Chi‑X Europe had capital in excess of its required CRR of $0.4 million and $0.5 million, respectively.